Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	$ 351,161	$ 328,654
New policies	3,647	3,772
Normal in-force movement	30,622	29,949
Changes in methods and assumptions	5,122	1,001
Impact of changes in foreign exchange rates	(4,998)	(12,215)
Ending balance	385,554	351,161
Net actuarial liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	296,589	272,761
New policies	3,166	3,251
Normal in-force movement	32,340	30,171
Changes in methods and assumptions	563	74
Reinsurance transactions	(3,360)
Impact of changes in foreign exchange rates	(3,890)	(9,668)
Ending balance	325,408	296,589
Other insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	13,219	12,968
New policies	0
Normal in-force movement	1,312	750
Changes in methods and assumptions	0
Impact of changes in foreign exchange rates	(154)	(499)
Ending balance	14,377	13,219
Net insurance contract liabilities [Member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	309,808	285,729
New policies	3,166	3,251
Normal in-force movement	33,652	30,921
Changes in methods and assumptions	563	74
Reinsurance transactions	(3,360)
Impact of changes in foreign exchange rates	(4,044)	(10,167)
Ending balance	339,785	309,808
Reinsurance assets [member]
Disclosure of changes in insurance contract liabilities [Line Items]
Beginning balance	41,353	42,925
New policies	481	521
Normal in-force movement	(3,030)	(972)
Changes in methods and assumptions	4,559	927
Reinsurance transactions	3,360
Impact of changes in foreign exchange rates	(954)	(2,048)
Ending balance	$ 45,769	$ 41,353